Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income tax rate	25.00%	25.00%	25.00%	25.00%
Unrecognized tax benefit	¥ 12,987		¥ 5,494	¥ 4,892	$ 1,989	$ 841
Interest expense on unrecognized tax benefit | ¥	0		0	0
Accumulated interest expenses recorded in unrecognized tax benefit | ¥	¥ 0		0	¥ 0
Ehfly [Member] | HONG KONG
Income tax rate	8.25%	8.25%
Effective income tax rate reconciliation, noncontrolling interest income (loss), amount | $		$ 2.0
Ehang HK [Member] | HONG KONG
Effective income tax rate reconciliation, noncontrolling interest income (loss), amount | $		$ 2.0
PRC [Member]
Income tax rate	25.00%	25.00%
High and New Technology Enterprise, tax rate	15.00%	15.00%
Deductible tax losses	¥ 427,674		¥ 325,745		$ 65,544
PRC [Member] | EHang Intelligent [Member]
High and New Technology Enterprise, tax rate	15.00%	15.00%
PRC [Member] | EHang GZ [Member]
High and New Technology Enterprise, tax rate	15.00%	15.00%
PRC [Member] | EHang Egret GD [Member]
High and New Technology Enterprise, tax rate	15.00%	15.00%
CHINA
Withholding tax rate for non-PRC resident enterprises	10.00%	10.00%
FRANCE
Income tax rate	28.00%	28.00%
SPAIN
Income tax rate	25.00%	25.00%
Minimum [Member] | PRC [Member]
Deductible tax losses, period	5 years	5 years
Maximum [Member] | PRC [Member]
Deductible tax losses, period	10 years	10 years
Austrian Minister Of Finance [Member]
Income tax rate	25.00%	25.00%
Hong Kong [Member]
Income tax rate	16.50%	16.50%